Issued Capital and Reserves - At-the-market offering (Details) $ / shares in Units, € in Thousands, $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended
	Feb. 28, 2023 EUR (€) shares	Sep. 30, 2021 USD ($)	Mar. 31, 2023 USD ($) shares	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 30, 2023 USD ($)	Feb. 28, 2023 $ / shares
Issued Capital and Reserves
Cash received from issuance of shares | €				€ 235,840	€ 32,325
ATM Offering Program
Issued Capital and Reserves
Cash received from issuance of shares | $			$ 17.5
Shares issued | shares			1,748,218
Aggregate gross proceeds | $		$ 600.0
Remaining authorized for sale value | $						$ 497.5
Follow-on public offering, incl. Greenshoe
Issued Capital and Reserves
Cash received from issuance of shares | €	€ 219,832
Shares issued | shares	27,027,028		27,027,028
Price per shares issued in follow-on public offering | $ / shares							$ 9.25
Additional offering costs recognized as reduction to capital reserve | €	€ 14,580